Document and Entity Information	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 28, 2026
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address Address Line 1	505 Coast Boulevard South
Entity Address Address Line 2	Suite 307
Entity Address City Or Town	La Jolla
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92037
City Area Code	858
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001, par value per share
Trading Symbol	CALC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001534133